Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning	[1]	$ 1
Property, plant and equipment ending		100,000	$ 1	[1]
Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		0
Property, plant and equipment ending		99,999	0
Office furniture and EDP [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		1
Property, plant and equipment ending		1	1
At cost [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		697,794	634,736
Additions		103,087
Exchange differences		(54,050)	63,058
Property, plant and equipment ending		746,831	697,794
At cost [Member] | Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		420,069	382,108
Additions		103,087
Exchange differences		(33,767)	37,961
Property, plant and equipment ending		489,389	420,069
At cost [Member] | Office furniture and EDP [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		277,725	252,628
Additions		0
Exchange differences		(20,283)	25,097
Property, plant and equipment ending		257,442	277,725
Accumulated depreciation [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		(697,793)	(634,735)
Exchange differences		50,962	(63,058)
Property, plant and equipment ending		(646,831)	(697,793)
Accumulated depreciation [Member] | Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		(420,069)	(382,108)
Exchange differences		30,679	(37,961)
Property, plant and equipment ending		(389,390)	(420,069)
Accumulated depreciation [Member] | Office furniture and EDP [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment beginning		(277,724)	(252,627)
Exchange differences		20,283	(25,097)
Property, plant and equipment ending		$ (257,441)	$ (277,724)

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).